CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary shares [Member]	Treasury Stock [Member]	Additional paid in capital [Member]	Retained Earnings [Member]	Accumulated other comprehensive income (loss) income [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2016	$ 262,956,278		$ 240,111,533	$ 40,432,352	$ (8,721,820)	$ 1,629,161	$ 271,728,922
Balance, shares at Dec. 31, 2016	26,532	(1,748,836)
Net income				92,841,128		1,014,272	93,855,400
Other comprehensive loss					21,829,007	149,047	21,978,054
Share-based compensation			4,200,273				4,200,273
Options exercised	$ 5,596,050		2,764,858				2,765,418
Options exercised, shares	560
Restricted shares vested	$ 2,366,374		(236)
Restricted shares vested, shares	236
Balance at Dec. 31, 2017	$ 270,918,702		247,076,428	133,273,480	13,107,187	2,792,480	394,528,067
Balance, shares at Dec. 31, 2017	27,328	(1,748,836)
Net income				38,124,705		640,832	38,765,537
Other comprehensive loss					(26,216,079)	(140,327)	(26,356,406)
Share-based compensation			13,788,049				13,788,049
Options exercised	$ 230,225		110,845				110,868
Options exercised, shares	23
Restricted shares vested	$ 9,271,350		(927)
Restricted shares vested, shares	927
Follow-on equity offering, net of issuance costs of $6,919,202	$ 51,609,475		106,616,482				106,621,643
Follow-on equity offering, net of issuance costs of $6,919,202 shares	5,161
Acquisition of non-controlling interest			1,090,572		(123,668)	(3,292,985)	(2,326,081)
Balance at Dec. 31, 2018	$ 332,029,752		368,681,449	171,398,185	(13,232,560)		525,131,677
Balance, shares at Dec. 31, 2018	33,439	(1,748,836)
Net income				29,524,392		(568)	29,523,824
Other comprehensive loss					(6,704,288)	2,523	(6,701,765)
Share-based compensation			17,896,942				17,896,942
Options exercised	$ 2,474,950		793,983				$ 794,230
Options exercised, shares	247						2,474,950
Restricted shares vested	$ 12,914,450		(1,291)
Restricted shares vested, shares	1,291
Paid-in capital from non-controlling interests						514,512	$ 514,512
Balance at Dec. 31, 2019	$ 347,419,152		$ 387,371,083	$ 200,922,577	$ (19,936,848)	$ 516,467	$ 567,159,420
Balance, shares at Dec. 31, 2019	34,977	(1,748,836)